INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Value, at the beginning of the year	$ 1,973,865
Value, at the end of the year	1,896,375	$ 1,973,865
Impairment allowance
Intangible assets
Value, at the beginning of the year	(73,861)	(73,698)
Increases	(16)	(163)
Value, at the end of the year	$ (73,877)	$ (73,861)